Income Taxes - Schedule of Deferred Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Income Tax [Line Items]
Beginning balance		$ (2,514,743)	$ (65,638)
Profit or loss		1,537,467	(2,174,598)
Other Comprehensive Income		1,047,758	(346,308)
Equity		(70,482)	71,801
Ending balance			(2,514,743)
Property, plant and equipment [Member]
Schedule of Deferred Income Tax [Line Items]
Beginning balance	(5,030,883)	(1,781,767)	(755,431)
Profit or loss	5,030,883	(3,249,116)	(1,026,336)
Other Comprehensive Income
Equity
Ending balance		(5,030,883)	(1,781,767)
Right-of-use assets [Member]
Schedule of Deferred Income Tax [Line Items]
Beginning balance	(663,423)	(543,242)	(630,826)
Profit or loss	45,039	(120,181)	87,584
Other Comprehensive Income
Equity
Ending balance	(618,384)	(663,423)	(543,242)
Digital Currencies [Member]
Schedule of Deferred Income Tax [Line Items]
Beginning balance	1,186,090	(1,047,759)	(701,451)
Profit or loss	(1,186,090)	1,186,091
Other Comprehensive Income		1,047,758	(346,308)
Equity
Ending balance		1,186,090	(1,047,759)
Lease liabilities [member]
Schedule of Deferred Income Tax [Line Items]
Beginning balance	143,082		665,439
Profit or loss	(143,082)	143,082	(665,439)
Other Comprehensive Income
Equity
Ending balance		143,082
Non-capital losses [Member]
Schedule of Deferred Income Tax [Line Items]
Beginning balance	4,365,134	148,551	1,356,631
Profit or loss	(3,746,750)	4,216,583	(1,208,080)
Other Comprehensive Income
Equity
Ending balance	618,384	4,365,134	148,551
Non-capital losses - Canada [Member]
Schedule of Deferred Income Tax [Line Items]
Beginning balance	593,325
Profit or loss	(185,959)	593,325
Other Comprehensive Income
Equity
Ending balance	407,366	593,325
Unrealized foreign exchange gain - Canada [Member]
Schedule of Deferred Income Tax [Line Items]
Beginning balance	(593,325)
Profit or loss	185,959	(593,325)
Other Comprehensive Income
Equity
Ending balance	(407,366)	(593,325)
Stock based compensation [Member]
Schedule of Deferred Income Tax [Line Items]
Beginning balance		709,474
Profit or loss		(638,992)	637,673
Other Comprehensive Income
Equity		(70,482)	71,801
Ending balance			$ 709,474